Preferred Stock [Text Block] (Tables)	12 Months Ended
Mar. 31, 2015
Number of Shares of Preferred Stock Issued and Outstanding [Table Text Block]

	Outstanding at March 31, 2013	Net change	Outstanding at March 31, 2014	Net change	Outstanding at March 31, 2015
	(number of shares)
Preferred stock:
Class 5	156,000,000	—	156,000,000	(156,000,000)	—
Class 11	1,000	—	1,000	(1,000)	—

Total	156,001,000	—	156,001,000	(156,001,000)	—

Aggregate Liquidation Preference of Preferred Stock Issued and Outstanding [Table Text Block]

	Aggregate amount at March 31, 2013	Net change	Aggregate amount at March 31, 2014	Net change	Aggregate amount at March 31, 2015
	(in millions)
Preferred stock:
Class 5	¥390,000	¥—	¥390,000	¥(390,000)	¥—
Class 11	1	—	1	(1)	—

Total	¥390,001	¥—	¥390,001	¥(390,001)	¥—